U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

May 4, 2009

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Baird Funds, Inc. (the “Registrant”)
File Nos.: 333-40128 and 811-09997

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Registrant on behalf of its series, the Baird LargeCap and MidCap Funds (the “Equity Funds”), and the Baird Short-Term Bond Fund, Intermediate Bond, Intermediate Municipal Bond, Aggregate Bond and Core Plus Bond Funds (the “Bond Funds”), and the Riverfront Long-Term Growth Fund (the “Riverfront Fund”), hereby certifies that the forms of Prospectuses and Statements of Additional Information for the Equity Funds, Bond Funds and the Riverfront Fund that would have been filed under Rule 497(b) or (c) do not differ from those contained in Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2009.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo
For US Bancorp Fund Services, LLC